Warrants	12 Months Ended
Jun. 30, 2021
14. Warrants

14. Warrants

The Company issued common share purchase warrants as part of equity private placements. The fair value of warrants is determined using the Black-Scholes option valuation model based on the market price, the exercise price, compound risk free interest rate, annualized volatility and number of periods until expiration. Depending on the nature of the warrants, the fair value may be classified as equity or as a derivative financial liability settled through profit and loss. Each warrant entitles the holder to purchase one common share of the Company at the respective exercise price prior to or on the respective expiration date.

As of June 30, 2021, the Company had 25,904,122 common share purchase warrants outstanding (June 30, 2020: 2,519,157) with a weighted average expiration of 1.77 years (June 30, 2020: 0.82 years), which are exercisable into 25,904,122 (June 30, 2020: 2,519,157) common shares at a weighted average exercise price of USD$0.78 (June 30, 2020: USD$0.70). All outstanding warrants vested on their respective issue dates.

Issued	Expiration	Exercise		Balance on	Issued	Exercised	Balance on
Date	Date	Price		June 30,	(Expired)		June 30,
				2020			2021

August 17, 2018	August 17, 2020	CAD$	1.00	1,065,265	(1,065,265)	-	-
October 25, 2019	October 25, 2021	CAD$	0.90	1,453,892	-	(666,112)	787,780
July 2, 2020	July 2, 2022	CAD$	0.65	-	3,078,941	(1,176,885)	1,902,056
May 19, 2021	May 19, 2023		1.00	-	23,214,286	-	23,214,286
Totals				2,519,157	25,227,962	(1,842,997)	25,904,122

Issued	Expiration	Exercise		Balance on	Issued	Exercised	Balance on
Date	Date	Price		June 30,	(Expired)		June 30,
				2019			2020
August 17, 2018	August 17, 2020	CAD$	1.00	1,065,265	-	-	1,065,265
October 25, 2019	October 25, 2021	CAD$	0.90	-	1,453,892	-	1,453,892
Totals				1,065,265	1,453,892	-	2,519,157

The following common share purchase warrants were issued during the year ended June 30, 2021:

(a)

On July 2, 2020, the Company completed a non-brokered private placement of 6,157,887 units at a price of $0.24 (CAD$0.325) per unit for gross proceeds of $1,476,571 (CAD$2,001,310). Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (a “Warrant”), with each full Warrant entitling the holder to acquire one additional common share of the Company at a price of CAD$0.65 (USD$0.52) per share for a period of 24 months.

(b)

On May 19, 2021, the Company completed a non-brokered private placement of 23,214,286 units at a price of CAD$0.65 per unit for total gross proceeds of $12,500,000 (CAD$15,089,286). Each unit consisted of one common share of the Company and one common share purchase warrant, with each warrant entitling the holder to acquire one additional common share of the Company at a price of CAD$1.00 (USD$0.80) per share for a period of 24 months.

The following common share purchase warrants were issued during the year ended June 30, 2020:

(a)

On October 25, 2019, the Company completed a non-brokered private placement of 2,907,777 units at a price of CAD$0.45 per unit for total gross proceeds of $998,620 (CAD$1,308,500). Each unit consisted of one common share of the Company and one-half of one common share purchase warrant, with each full warrant entitling the holder to acquire one additional common share of the Company at a price of CAD$0.90 (USD$0.70) per share for a period of two years.